Short-term Borrowings - Summary of Short-Term Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Federal Funds Purchased
Short-term Debt [Line Items]
Average balance	$ 405,110	$ 447,137	$ 589,223
Year-end balance	256,567	399,820	414,207
Maximum month-end outstanding	$ 503,138	$ 568,490	$ 695,083
Average rate for the year	1.89%	1.06%	0.52%
Average rate at year-end	2.50%	1.48%	0.73%
Securities Sold Under Agreements to Repurchase
Short-term Debt [Line Items]
Average balance	$ 713,841	$ 578,666	$ 425,452
Year-end balance	762,592	656,602	453,053
Maximum month-end outstanding	$ 891,425	$ 743,684	$ 528,024
Average rate for the year	1.40%	0.72%	0.08%
Average rate at year-end	1.66%	0.64%	0.08%
Trading Liabilities
Short-term Debt [Line Items]
Average balance	$ 682,943	$ 685,891	$ 771,039
Year-end balance	335,380	638,515	561,848
Maximum month-end outstanding	$ 890,717	$ 896,943	$ 874,076
Average rate for the year	2.83%	2.26%	1.95%
Average rate at year-end	3.21%	2.22%	2.46%
Other Short-term Borrowings
Short-term Debt [Line Items]
Average balance	$ 1,046,585	$ 554,502	$ 198,440
Year-end balance	114,764	2,626,213	83,177
Maximum month-end outstanding	$ 2,229,155	$ 2,626,213	$ 792,736
Average rate for the year	1.82%	1.28%	0.67%
Average rate at year-end	2.48%	1.44%	0.96%